Average Annual Total Returns	American Independence Stock Fund Institutional Class 3/1/2015 - 3/1/2015	American Independence Stock Fund Class A 3/1/2015 - 3/1/2015	American Independence Stock Fund Class C 3/1/2015 - 3/1/2015	American Independence Stock Fund - Return After Taxes on Distributions Institutional Class 3/1/2015 - 3/1/2015	American Independence Stock Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 3/1/2015 - 3/1/2015	American Independence Stock Fund Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	American Independence Risk-Managed Allocation Fund Institutional Class 3/1/2015 - 3/1/2015		American Independence Risk-Managed Allocation Fund Class A 3/1/2015 - 3/1/2015		American Independence Risk-Managed Allocation Fund Class C 3/1/2015 - 3/1/2015		American Independence Risk-Managed Allocation Fund - Return After Taxes on Distributions Institutional Class 3/1/2015 - 3/1/2015		American Independence Risk-Managed Allocation Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 3/1/2015 - 3/1/2015		American Independence Risk-Managed Allocation Fund MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015		American Independence Risk-Managed Allocation Fund Blended Benchmark (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015		American Independence International Alpha Strategies Fund Institutional Class 3/1/2015 - 3/1/2015	American Independence International Alpha Strategies Fund Class A 3/1/2015 - 3/1/2015	American Independence International Alpha Strategies Fund - Return After Taxes on Distributions Institutional Class 3/1/2015 - 3/1/2015	American Independence International Alpha Strategies Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 3/1/2015 - 3/1/2015	American Independence International Alpha Strategies Fund MSCI ACWI ex U.S. Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	American Independence Kansas Tax-Exempt Bond Fund Institutional Class 3/1/2015 - 3/1/2015	American Independence Kansas Tax-Exempt Bond Fund Class A 3/1/2015 - 3/1/2015	American Independence Kansas Tax-Exempt Bond Fund Class C 3/1/2015 - 3/1/2015	American Independence Kansas Tax-Exempt Bond Fund - Return After Taxes on Distributions Institutional Class 3/1/2015 - 3/1/2015	American Independence Kansas Tax-Exempt Bond Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 3/1/2015 - 3/1/2015	American Independence Kansas Tax-Exempt Bond Fund Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	American Independence Boyd Watterson Short-Term Enhanced Bond Fund Institutional Class 3/1/2015 - 3/1/2015	American Independence Boyd Watterson Short-Term Enhanced Bond Fund Class A 3/1/2015 - 3/1/2015	American Independence Boyd Watterson Short-Term Enhanced Bond Fund - Return After Taxes on Distributions Institutional Class 3/1/2015 - 3/1/2015	American Independence Boyd Watterson Short-Term Enhanced Bond Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 3/1/2015 - 3/1/2015	American Independence Boyd Watterson Short-Term Enhanced Bond Fund Barclays 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	American Independence Boyd Watterson Short-Term Enhanced Bond Fund Barclays 1-3 Year U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	American Independence Boyd Watterson Core Plus Fund Institutional Class 3/1/2015 - 3/1/2015	American Independence Boyd Watterson Core Plus Fund Class A 3/1/2015 - 3/1/2015	American Independence Boyd Watterson Core Plus Fund - Return After Taxes on Distributions Institutional Class 3/1/2015 - 3/1/2015	American Independence Boyd Watterson Core Plus Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 3/1/2015 - 3/1/2015	American Independence Boyd Watterson Core Plus Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	American Independence U.S. Inflation-Indexed Fund Institutional Class 3/1/2015 - 3/1/2015	American Independence U.S. Inflation-Indexed Fund Class A 3/1/2015 - 3/1/2015	American Independence U.S. Inflation-Indexed Fund Class C 3/1/2015 - 3/1/2015	American Independence U.S. Inflation-Indexed Fund Premier Class 3/1/2015 - 3/1/2015	American Independence U.S. Inflation-Indexed Fund - Return After Taxes on Distributions Institutional Class 3/1/2015 - 3/1/2015	American Independence U.S. Inflation-Indexed Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 3/1/2015 - 3/1/2015	American Independence U.S. Inflation-Indexed Fund Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015
[AverageAnnualReturnAbstract]
1 Year	4.94%	(1.45%)	3.35%	(12.87%)	8.58%	13.45%	3.76%		(2.62%)		1.63%		2.89%		2.35%		4.16%		(1.90%)	[1]	(5.93%)	(11.77%)	(7.76%)	(1.84%)	(3.87%)	8.05%	3.00%	5.87%	8.05%	6.08%	6.09%	1.48%	(1.14%)	0.66%	0.84%	0.77%	0.82%	6.12%	1.24%	4.81%	3.48%	5.97%	2.96%	(1.85%)	1.02%	2.78%	2.52%	1.68%	3.64%
5 Years	12.11%	10.45%	10.99%	5.49%	7.76%	15.42%															3.85%	2.14%	3.06%	3.05%	4.43%	4.17%	2.89%	3.16%	4.17%	4.00%	4.76%	1.73%	0.99%	1.16%	1.10%	1.41%	1.43%	4.47%	3.23%	3.11%	2.97%	4.45%	4.02%	2.71%	3.27%	3.87%	2.46%	2.64%	4.11%
10 Years	8.71%	7.64%	8.00%	4.93%	6.18%	7.30%															3.75%	2.62%	2.66%	3.21%	5.13%	3.98%	3.14%	2.95%	3.98%	3.91%	4.67%	2.48%	2.00%	1.57%	1.58%	2.85%	2.95%	4.89%	4.21%	3.37%	3.24%	4.71%	4.56%	3.80%	4.18%	4.18%	2.95%	3.01%	4.37%
Since Inception							6.06%	[2]	0.88%	[2]	4.90%	[2]	5.25%	[2]	4.39%	[2]	7.98%	[2]	1.17%	[1],[3]
Inception Date							Sep. 20, 2013		Sep. 20, 2013		Sep. 20, 2013		Sep. 20, 2013		Sep. 20, 2013		Sep. 20, 2013		Sep. 30, 2013	[1]

[1]	The Blended Benchmark is a constant-weighted mix comprised of the Citi World Government Bond Index (40%), the MSCI All Country World ex-U.S. Index (50%), and the S&P 500 GSCI Commodities Index (10%). The custom benchmark is rebalanced monthly.
[2]	For the period September 20, 2013 through December 31, 2014.
[3]	Since Inception return for the Blended Benchmark is from September 30, 2013 through December 31, 2014.